BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - New accounting standards impacts (Details) - IFRS 16	Jan. 01, 2019
Leases
Increase in assets (as a percent)	1.00%
Increase in liabilities (as a percent)	1.60%
Decrease in equity (as a percent)	0.60%